Expense Example {- Biotechnology Portfolio} - 02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-15 - Biotechnology Portfolio - Biotechnology Portfolio-Default	Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 70
3 years	221
5 years	384
10 years	$ 859